Future aircraft leases payments (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Less Than One Year [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 1,001,699
Less Than One Year [Member] | 52 Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	242,675
Between One and Five Years [Member] | 52 Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	599,191
More Than Five Years [Member] | 52 Aircraft [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Future commitments of operating leases	$ 159,833